Note 19 - Covid-19 Coronavirus Pandemic	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Covid-19 Coronavirus Pandemic [Text Block]
Note
1
9
. COVID-
19
Coronavirus Pandemic

In
December 2019,
a novel strain of coronavirus, COVID-
19,
emerged in Wuhan, Hubei Province, China. While initially concentrated in China, the outbreak spread to other countries and infections have been reported globally including in the United States. On
March 11, 2020,
the World Health Organization declared the COVID-
19
viral disease a pandemic. The duration of the outbreak and new information which continually emerges concerning the severity of the illness and its treatment still remains unclear. As a result, the federal and state governmental bodies have taken unprecedented measures to try and control the spread of the virus.

In response to the COVID-
19
pandemic, on
March 15, 2020,
the Governor of the State of Ohio announced that the Ohio Department of Health (“ODH”) issued a Director's Order (the “Order”) temporarily closing all Ohio bars and restaurants to in-house patrons. The Order stated that restaurants with take-out and delivery options could continue to operate those services, even as their dining rooms were temporarily closed. The Order also placed a limit on mass gatherings and large community events.

On
March 19, 2020,
the ODH issued a Director's Order temporarily closing all salons and spas in the state of Ohio and also further limited the number of individuals for gatherings. On
March 23, 2020,
a “Stay at Home” order was issued by the ODH. The Stay at Home order stated that all individuals living within the State of Ohio are ordered to stay at home or at their place of residence. Under the order, individuals were only allowed to leave their home for essential activities including tasks related to their health and safety, obtaining necessary supplies and services and certain types of work. The Stay at Home order required all non-essential businesses to cease operations. In
March 2020
the Governor of the state of Pennsylvania issued a similar Stay at Home order. Under the order, all non-essential businesses were required to cease operations.

In accordance with the “Essential Critical Infrastructure Workforce” guidance issued by the U.S Department of Homeland Security, Cybersecurity & Infrastructure Agency on
March 19, 2020,
the Company's waste management services, restaurant carry-out, overnight lodging and outdoor golf courses remained in operation during the Order.

In late
May
and
June 2020,
the states of Ohio and Pennsylvania allowed the reopening of certain business operations that were temporarily closed under the Order. The Company's dining rooms, fitness, athletic, pool, salon and spa services reopened under certain mandatory restrictions including mask protection for employees, decrease in occupancy and hours of operation and other measures to enforce social distancing.

On
December 12, 2020,
additional temporary mitigation measures were placed into effect until
January 4, 2021
in the state of Pennsylvania. These measures included prohibiting in-house dining and indoor activities at gym and fitness facilities. Indoor gatherings and events of more than
10
people were also prohibited under the mitigation measures.

During
2020,
the various governmental orders issued to control the spread of COVID-
19
adversely impacted our operations and related financial results. Our restaurant operations generated significantly lower revenue as a result of the restrictions that were placed on in-house dining. Food and beverages sales related to banquets and conferences were significantly lower during
2020
as a result of restrictions placed on gatherings and events. In addition, the Company had high levels of room and event cancellations with some subsequent re-bookings that occurred in the third
and
fourth
quarter of
2020
and into
2021.
Our fitness, athletics, salon and spa operations generated
no
revenue under the Stay at Home orders. In addition, our waste management brokerage business has experienced a decline in both continuous and event work due to government restrictions placed on its customers and associated shutdowns.

We
may
continue to experience weakened demand in light of continued travel restrictions or warnings, consumer fears and reduced consumer discretionary spending and general economic uncertainty. In light of the foregoing, we are unable to determine when our operations will return to pre-pandemic demand or pricing.   The Company engaged in efforts to reduce expenses, including reducing employee costs, through hiring freezes, headcount reductions and substantial furloughs of employees. The Company rehired employees in late
May 2020
to meet business needs as the government restrictions on certain business operations were reduced or lifted. Governmental bodies may
continue to impose additional restrictions, which could include additional shutdowns, to stop the spread of infection. These additional restrictions would have a negative impact on our financial condition, results of operations and cash flows.